Ordinary Shares (Details)						12 Months Ended
	Nov. 30, 2023 $ / shares shares	Mar. 16, 2022 HKD ($)	Mar. 07, 2022 HKD ($)	Nov. 30, 2021 HKD ($)	Nov. 30, 2020 $ / shares shares	Nov. 30, 2023 HKD ($) $ / shares shares	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($) $ / shares shares	Nov. 30, 2021 HKD ($)	Nov. 30, 2023 $ / shares shares	Nov. 07, 2021 $ / shares shares	Nov. 06, 2021 $ / shares shares
Ordinary Shares [Abstract]
Number of shares authorized	50,000				50,000	50,000				50,000
Par value of shares | $ / shares					$ 1					$ 1
Ordinary shares authorized	500,000,000					500,000,000		500,000,000		500,000,000		500,000,000
Ordinary shares, par value | (per share)	$ 0.00001					$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Ordinary shares issued	11,250,000					11,250,000		11,250,000		11,250,000	11,250,000
Repurchased and cancelled					50,000
Ordinary Shares par value | $ / shares					$ 1					$ 1
Split of ordinary share	10,000-for-1
Cancellation of original ordinary share	50,000
Dividend payable to shareholders | $			$ 15,000,000
Amount due from director and related parties				$ 12,699,814				$ 12,699,814
Remaining balance | $		$ 2,300,186
Dividend per share | $ / shares	$ 1.33